Debt and Capital Lease Obligations	12 Months Ended
Dec. 31, 2016
Debt and Capital Lease Obligations [Abstract]
Debt and Capital Lease Obligations
Debt and Capital Lease Obligations

As of December 31, 2015, our debt primarily consisted of the 2019 Senior Secured Notes and the 2021 Senior Unsecured Notes, each as defined below, and our capital lease obligations. As of December 31, 2016, our debt also included the 2026 Senior Secured Notes and the 2026 Senior Unsecured Notes, each as defined below, which were issued in July 2016.

The following table summarizes the carrying amounts and fair values of our debt:

	Effective Interest Rate	As of December 31,
		2016		2015
		Carrying Amount	Fair Value	Carrying Amount	Fair Value
		(In thousands)
Senior Secured Notes:
6 1/2% Senior Secured Notes due 2019	6.959%	$990,000	$1,084,050	$990,000	$1,071,675
5 1/4% Senior Secured Notes due 2026	5.316%	750,000	739,688	—	—
Senior Unsecured Notes:
7 5/8% Senior Unsecured Notes due 2021	8.062%	900,000	990,189	900,000	954,000
6 5/8% Senior Unsecured Notes due 2026	6.685%	750,000	760,245	—	—
Other		—	—	803	803
Less: Unamortized debt issuance costs		(31,821)	—	(31,276)	—
Subtotal		3,358,179	$3,574,172	1,859,527	$2,026,478
Capital lease obligations		297,268		325,745
Total debt and capital lease obligations		3,655,447		2,185,272
Less: Current portion		(32,984)		(30,284)
Long-term debt and capital lease obligations, net of unamortized debt issuance costs		$3,622,463		$2,154,988

The fair values of our debt are estimates categorized within Level 2 of the fair value hierarchy.

2019 Senior Secured Notes and 2021 Senior Unsecured Notes

On June 1, 2011, we issued $1.10 billion aggregate principal amount of 6 1/2% Senior Secured Notes due 2019 (the “2019 Senior Secured Notes”) at an issue price of 100.0%, pursuant to a Secured Indenture dated June 1, 2011, (as amended the “2011 Secured Indenture”). The 2019 Senior Secured Notes mature on June 15, 2019. Interest accrues at an annual rate of 6 1/2% and is payable semi-annually in cash, in arrears on June 15 and December 15 of each year. As of December 31, 2016 and 2015, the outstanding principal balance on the 2019 Senior Secured Notes was $990.0 million.

On June 1, 2011, we also issued $900.0 million aggregate principal amount of 7 5/8% Senior Unsecured Notes due 2021 (the “2021 Senior Unsecured Notes,”) at an issue price of 100.0%, pursuant to an Unsecured Indenture dated June 1, 2011 (together with the “2011 Secured Indenture”, the “2011 Indentures”). The 2021 Senior Unsecured Notes mature on June 15, 2021. Interest accrues at an annual rate of 7 5/8% and is payable semi-annually in cash, in arrears on June 15 and December 15 of each year. As of December 31, 2016 and 2015, the outstanding principal balance on the 2021 Senior Unsecured Notes was $900.0 million.

On June 12, 2015, we redeemed $110.0 million of the 2019 Senior Secured Notes at a redemption price equal to 103.0% of the principal amount plus accrued and unpaid interest. As a result, we recorded a $5.0 million loss consisting of the $3.3 million redemption premium and a $1.7 million write-off of related unamortized debt issuance costs.

2026 Senior Secured Notes and 2026 Senior Unsecured Notes

On July 27, 2016, we issued $750 million aggregate principal amount of 5 1/4% Senior Secured Notes due 2026 (the “2026 Senior Secured Notes” and, together with the 2019 Senior Secured Notes, the “Secured Notes”) at an issue price of 100.0%, pursuant to an indenture dated July 27, 2016 (the “2016 Secured Indenture”) and $750 million aggregate principal amount of 6 5/8% Senior Unsecured Notes due 2026 (the “2026 Senior Unsecured Notes” and, together with the 2021 Senior Unsecured Notes, the “Unsecured Notes”) at an issue price of 100.0%, pursuant to an indenture dated July 27, 2016 (together with the 2011 Indentures and the 2016 Secured Indenture, the “Indentures”). The 2019 Senior Secured Notes, the 2021 Senior Unsecured Notes, the 2026 Senior Secured Notes and the 2026 Senior Unsecured Notes are referred to collectively as the “Notes” and individually as a series of the Notes. The 2026 Senior Secured Notes and the 2026 Senior Unsecured Notes (collectively, the “2026 Notes”) mature on August 1, 2026. Interest on the 2026 Senior Secured Notes accrues at an annual rate of 5 1/4% and interest on the 2026 Senior Unsecured Notes accrues at an annual rate of 6 5/8%. Interest on the 2026 Notes is payable semi-annually in cash, in arrears on February 1 and August 1 of each year commencing February 1, 2017. As of December 31, 2016, the outstanding principal balance on each of the 2026 Senior Secured Notes and the 2026 Senior Unsecured Notes was $750.0 million.

Additional Information Relating to the Notes

Each series of the Notes is redeemable, in whole or in part, at any time at a redemption price equal to 100.0% of the principal amount thereof plus a “make-whole” premium, as defined in the applicable Indenture, together with accrued and unpaid interest, if any, to the date of redemption. We may also redeem up to 10% of the outstanding 2026 Senior Secured Notes per year prior to August 1, 2020 at a redemption price equal to 103% of the principal amount thereof plus accrued and unpaid interest to the date of redemption. In addition, we may, at any time prior to August 1, 2019, with the net cash proceeds from certain equity offerings or capital contributions, redeem up to 35% of the 2026 Senior Secured Notes, at 105.250% of the principal amount, and up to 35% of the 2026 Senior Unsecured Notes, at a redemption price equal to 106.625% of the principal amount plus, in each case, accrued and unpaid interest on the 2026 Notes being redeemed to the date of redemption.

The Secured Notes are:

•	our secured obligations;

•	secured by security interests in substantially all of our and certain of our subsidiaries, existing and future tangible and intangible assets on a first priority basis, subject to certain exceptions;

•	ranked equally and ratably as between the 2019 Senior Secured Notes and the 2026 Senior Secured Notes;

•
effectively junior to our obligations that are secured by assets that are not part of the collateral that secures the respective Secured Notes, in each case, to the extent of the value of the collateral securing such obligations;

•
effectively senior to our existing and future unsecured obligations to the extent of the value of the collateral securing the respective Secured Notes, after giving effect to permitted liens as provided in the Indenture governing the respective Secured Notes;

•	senior in right of payment to all of our existing and future obligations that are expressly subordinated to the respective Secured Notes;

•	structurally junior to any existing and future obligations of any of our subsidiaries that do not guarantee the respective Secured Notes; and

•
unconditionally guaranteed, jointly and severally, on a general senior secured basis by certain of our subsidiaries, which guarantees rank equally with all of the guarantors’ existing and future unsubordinated indebtedness and effectively senior to such guarantors’ existing and future obligations to the extent of the value of the assets securing the respective Secured Notes.

The Unsecured Notes are:

•	our unsecured senior obligations;

•
ranked equally with all existing and future unsubordinated indebtedness (including as between the 2021 Senior Unsecured Notes and the 2026 Senior Unsecured Notes) and effectively junior to any secured indebtedness up to the value of the assets securing such indebtedness;

•	effectively junior to our obligations that are secured to the extent of the value of the collateral securing such obligations;

•	senior in right of payment to all of our existing and future obligations that are expressly subordinated to the respective Unsecured Notes;

•	structurally junior to any existing and future obligations of any of our subsidiaries that do not guarantee the respective Unsecured Notes; and

•
unconditionally guaranteed, jointly and severally, on a general senior secured basis by certain of our subsidiaries, which guarantees rank equally with all of the guarantors’ existing and future unsubordinated indebtedness, and effectively junior to any secured indebtedness of the guarantors up to the value of the assets securing such indebtedness.

Subject to certain exceptions, the Indentures contain restrictive covenants that, among other things, impose limitations on our ability and, in certain instances, the ability of certain of our subsidiaries to:

•	incur additional debt;

•	pay dividends or make distributions on our capital stock or repurchase our capital stock;

•	make certain investments;

•	create liens or enter into sale and leaseback transactions;

•	enter into transactions with affiliates;

•	merge or consolidate with another company;

•	transfer and sell assets; and

•	allow to exist certain restrictions on the ability of certain of our subsidiaries to pay dividends, make distributions, make other payments, or transfer assets to us or our subsidiaries.

In the event of a Change of Control, as defined in the respective Indentures, we would be required to make an offer to repurchase all or any part of a holder’s Notes at a purchase price equal to 101.0% of the aggregate principal amount thereof, together with accrued and unpaid interest to the date of repurchase.

The Indentures provide for customary events of default for each series of the Notes, including, among other things, nonpayment, breach of the covenants in the applicable Indentures, payment defaults or acceleration of other indebtedness, a failure to pay certain judgments and certain events of bankruptcy, insolvency and reorganization. If any event of default occurs and is continuing with respect to any series of the Notes, the trustee or the holders of at least 25% in principal amount of the then outstanding Notes of such series may declare all the Notes of such series to be due and payable immediately, together with any accrued and unpaid interest.

Under the terms of a registration rights agreement, we have agreed to register under the Securities Act of 1933, as amended, notes having substantially identical terms as the 2026 Notes as part of an offer to exchange freely tradable exchange notes for the 2026 Notes that is required to be declared effective by July 27, 2017. In the event that the registration statement is not declared effective by July 27, 2017 and under certain other conditions (a “registration default”), we are required to pay each holder of the 2026 Notes additional interest up to $0.25 per week per $1,000 in principal amount of the 2026 Notes until the registration default is cured.

Debt Issuance Costs

As of January 1, 2016 we adopted ASU 2015-3 (see Note 2). As a result, we report unamortized debt issuance costs in “Long-term debt and capital lease obligations, net of unamortized debt issuance costs” in our consolidated balance sheets retrospectively.  In connection with the issuance of the 2026 Notes, we incurred $7.1 million of debt issuance costs. For the years ended December 31, 2016, 2015 and 2014, we amortized $6.6 million, $6.0 million and $5.8 million of debt issuance costs, respectively, which are included in “Interest expense, net of amounts capitalized” in our consolidated statements of operations and comprehensive income (loss).

Capital Lease Obligations

Our capital lease obligations reflect the present value of future minimum lease payments under noncancelable lease agreements, primarily for certain of our satellites (see Note 8).  These agreements require monthly recurring payments, which generally include principal, interest, an amount for use of the orbital location and estimated executory costs, such as insurance and maintenance. The monthly recurring payments generally are subject to reduction in the event of failures that reduce the satellite transponder capacity. Certain of these agreements provide for extension of the initial lease term at our option. The effective interest rates for our satellite capital lease obligations range from 9.1% to 11.2%, with a weighted average of 10.6% as of December 31, 2016.

Our capital lease obligations consist primarily of our payment obligations under agreements for the Nimiq 5 and QuetzSat-1 satellites, which have remaining noncancelable terms ending in September 2024 and November 2021, respectively. As discussed in Note 16, we have subleased transponders on these satellites to DISH Network.

Future minimum lease payments under our capital lease obligations, together with the present value of the net minimum lease payments as of December 31, 2016, are as follows:

Amount
(In thousands)
For the Years Ending December 31,
2017	$88,709
2018	88,503
2019	88,221
2020	88,033
2021	83,995
Thereafter	174,240
Total minimum lease payments	611,701
Less: Amount representing lease of the orbital location and estimated executory costs (primarily insurance and maintenance) including profit thereon, included in total minimum lease payments	(188,216)
Net minimum lease payments	423,485
Less: Amount representing interest	(126,217)
Present value of net minimum lease payments	297,268
Less: Current portion	(32,984)
Long-term portion of capital lease obligations	$264,284

We received rental income from the sublease of our capital lease satellites of approximately $132.4 million for each of the years ended December 31, 2016, 2015 and 2014.  As of December 31, 2016, our future minimum sublease rental income was $480.9 million relating to such satellites. The subleases have a remaining weighted average term of four years.